Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and other current assets
Schedule of prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Rebate receivable from suppliers	319,521	288,150
Prepaid expenses	66,783	108,673
Interest receivables	11,825	604
Deposits (1)	25,330	50,121
Employee advances (2)	4,650	7,707
Subscription receivable from Cainiao (3)	—	101,686
Others	10,103	15,833

Prepayment and other current assets	438,212	572,774
(1)	Deposits represent rental deposits and deposits paid to third-party platforms.
(2)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.
(3)	The balance represents the subscription receivable from Cainiao which was subsequently received in March 2022.